SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Allowance for Credit Losses - Current
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	$ 467	$ 418	$ 503
Additions/ (Deductions)	13	59	(35)
Write-offs	(97)	(55)	(46)
Foreign Currency and Other	48	45	(4)
Balance at End of Period	431	467	418
Allowance for Credit Losses - Noncurrent
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	28	25	47
Additions/ (Deductions)	(2)	6	(21)
Write-offs	0	0	0
Foreign Currency and Other	0	(2)	(2)
Balance at End of Period	27	28	25
Allowance For Inventory Losses
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	631	633	514
Additions/ (Deductions)	201	162	240
Write-offs	(183)	(148)	(118)
Foreign Currency and Other	9	(15)	(3)
Balance at End of Period	658	631	633
Revenue Based Provisions
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	424	435	372
Additions/ (Deductions)	500	620	627
Write-offs	(456)	(629)	(574)
Foreign Currency and Other	12	(2)	10
Balance at End of Period	$ 480	$ 424	$ 435